6. Accrued Expenses (Details Narrative) - M. Scott Maguire [Member]	11 Months Ended
	Dec. 02, 2017 GBP (£)	Dec. 31, 2017 USD ($)
Accrued payroll and benefits | $		$ 400,000
United Kingdom, Pounds
Termination payment | £	£ 30,000